PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT ONLY FINANCIAL INFORMATION
22	PARENT ONLY FINANCIAL INFORMATION

As of December 31, 2010 and 2011, approximately RMB152,803 and RMB156,650 of the restricted capital and reserves and pledged assets under various bank loans of the Group were not available for distribution, respectively, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2009, 2010 and 2011.

The separate condensed financial information of Gushan Environmental Energy Limited, as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

The following presents condensed parent company only financial information includes balances sheets as of December 31, 2010 and 2011, statements of operations and statements of cash flows for the years ended December 31, 2009, 2010 and 2011:

BALANCE SHEETS

(Amounts expressed in thousands of RMB, except number of shares)

	December 31,
	2010	2011
	RMB	RMB
ASSETS
Current assets:
Cash	208,980	17,639
Prepaid expenses and other current assets	439	316
Deferred tax assets	1,152	1,098

Total current assets	210,571	19,053

Interests in subsidiaries	823,028	264,325
Deferred tax assets	4,609	3,294

Total assets	1,038,208	286,672

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	13,975	12,631
Amounts due to subsidiaries	66	—

Total current liabilities	14,041	12,631

Deferred rebate income, excluding current portion	15,450	11,040

Total liabilities	29,491	23,671

Commitments and contingencies

Shareholders’ equity:
Ordinary shares
Par value: HKD0.00001 (RMB0.0000097)
Authorized: 38,000,000,000 shares
Issued and outstanding: 190,831,943 shares as of December 31, 2010 and 2011	2	2
Additional paid-in capital	2,035,457	2,045,066
Accumulated other comprehensive losses	(135,819)	(202,540)
Accumulated deficit	(890,923)	(1,579,527)

Total shareholders’ equity	1,008,717	263,001

Total liabilities and shareholders’ equity	1,038,208	286,672

STATEMENTS OF OPERATIONS

(Amounts expressed in thousands of RMB)

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Operating Expenses:
Selling, general and administrative	(52,990)	(45,998)	(31,709)
Impairment loss of interests in subsidiaries	—	(1,223,702)	(664,566)

Total operating expenses	(52,990)	(1,269,700)	(696,275)

Other income:
Interest income	1,343	1,037	4,668
Foreign currency exchange gains	50	44	344
Other income, net	1,664	9,808	3,783

Loss before income tax expense	(49,933)	(1,258,811)	(687,480)
Income tax expense	(1,710)	(1,180)	(1,124)

Net loss	(51,643)	(1,259,991)	(688,604)

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of RMB)

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cash flows from operating activities
Net loss	(51,643)	(1,259,991)	(688,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	29,692	22,431	9,609
Impairment loss of interests in subsidiaries	—	1,223,702	664,566
Foreign currency exchange gains	(50)	(44)	(344)
Deferred tax expense	(2,420)	1,180	1,124

Changes in assets and liabilities
Prepaid expenses and other current assets	169	40	123
Accrued expenses and other payables	644	1,628	(1,161)
Other non-current liabilities	6,455	(3,955)	(3,766)
Income tax payable	(5,420)	—	—
Other assets	3,497	—	(4,404)

Net cash used in operating activities	(19,076)	(15,009)	(22,857)

Cash flows from investing activities
Additional advance to subsidiaries	(68,340)	(195,922)	(141,382)
Receipts of repayments of advance to subsidiaries	3,962	33,882	20,182

Net cash used in investing activities	(64,378)	(162,040)	(121,200)

Cash flows from financing activities

Receipts of subscription amount for issuance of up to 24,000,000 ordinary shares in relation to the acquisition of a subsidiary	—	11,765	—
Acquisition of additional 8% equity interest in a subsidiary	—	—	(42,701)
Dividends paid	(26,693)	—	—

Net cash provided by (used in) financing activities	(26,693)	11,765	(42,701)

Effect of foreign exchange rate changes on cash	(353)	(7,797)	(4,583)

Decrease in cash	(110,500)	(173,081)	(191,341)
Cash at beginning of year	492,561	382,061	208,980

Cash at end of year	382,061	208,980	17,639